Share-Based Compensation (Summary Of Options And Warrants By Exercise Price Range) (Details) - Stock Options [Member] shares in Thousands	12 Months Ended
Dec. 31, 2020 $ / shares shares
Options Outstanding
Number Outstanding | shares	12,240
Wtd. Avg. Exercise Price	$ 0.28
Wtd. Avg. Remaining Contractual Life	5 years 6 months
Options Vested
Number Exercisable | shares	9,490
Wtd. Avg. Exercise Price	$ 0.31
Wtd. Avg. Remaining Contractual Life	5 years 6 months
$0.171 - $0.33 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price minimum	$ 0.171
Exercise price maximum	$ 0.33
Options Outstanding
Number Outstanding | shares	11,318
Wtd. Avg. Exercise Price	$ 0.18
Wtd. Avg. Remaining Contractual Life	5 years 7 months 6 days
Options Vested
Number Exercisable | shares	8,624
Wtd. Avg. Exercise Price	$ 0.18
Wtd. Avg. Remaining Contractual Life	5 years 7 months 6 days
$0.50 - $0.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price minimum	$ 0.50
Exercise price maximum	$ 0.60
Options Outstanding
Number Outstanding | shares	513
Wtd. Avg. Exercise Price	$ 0.59
Wtd. Avg. Remaining Contractual Life	5 years
Options Vested
Number Exercisable | shares	457
Wtd. Avg. Exercise Price	$ 0.60
Wtd. Avg. Remaining Contractual Life	4 years 9 months 18 days
$1.98 - $2.13 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price minimum	$ 1.98
Exercise price maximum	$ 2.13
Options Outstanding
Number Outstanding | shares	381
Wtd. Avg. Exercise Price	$ 2.02
Wtd. Avg. Remaining Contractual Life	3 years 4 months 24 days
Options Vested
Number Exercisable | shares	381
Wtd. Avg. Exercise Price	$ 2.02
Wtd. Avg. Remaining Contractual Life	3 years 4 months 24 days
$13.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price maximum	$ 13.80
Options Outstanding
Number Outstanding | shares	28
Wtd. Avg. Exercise Price	$ 13.80
Wtd. Avg. Remaining Contractual Life	6 months
Options Vested
Number Exercisable | shares	28
Wtd. Avg. Exercise Price	$ 13.80
Wtd. Avg. Remaining Contractual Life	6 months